Loans (Balances Of Commercial Loan Portfolio Classes, Disaggregated By PD Grade) (Details) (USD $)	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses	$ 232,448,000		$ 253,809,000		$ 276,963,000	$ 384,351,000
Total loans collectively evaluated for impairment	15,846,431,000		14,941,780,000		16,253,687,000
Total loans individually evaluated for impairment	342,345,000		400,468,000		454,895,000
Allowance - collectively evaluated for impairment	165,635,000		175,658,000		201,803,000
Allowance - individually evaluated for impairment	63,628,000		77,334,000		75,160,000
Allowance - purchased credit impaired loans	3,185,000		817,000
Purchase credit impaired loans - recorded investment	41,390,000		46,826,000
General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans collectively evaluated for impairment	7,477,612,000		6,709,598,000
Total loans individually evaluated for impairment	22,853,000		43,367,000
Total commercial loans	7,505,541,000		6,752,965,000	[1]
Purchase credit impaired loans - recorded investment	5,076,000
Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans collectively evaluated for impairment	1,163,018,000		790,609,000
Total loans individually evaluated for impairment	0		0
Total commercial loans	1,163,018,000		790,609,000	[1]
Purchase credit impaired loans - recorded investment	0
TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans collectively evaluated for impairment	325,882,000	[2]	336,043,000	[2]
Total loans individually evaluated for impairment	12,845,000	[2]	36,864,000	[2]
Total commercial loans	338,727,000	[2]	372,907,000	[1],[2]
LOCOM valuation allowance	26,200,000		29,400,000
Highest internal grade	13		13
Purchase credit impaired loans - recorded investment	0
Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans collectively evaluated for impairment	1,189,595,000		1,032,256,000
Total loans individually evaluated for impairment	16,912,000		20,898,000
Total commercial loans	1,240,421,000		1,053,154,000	[1]
Purchase credit impaired loans - recorded investment	33,914,000
Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans collectively evaluated for impairment	33,063,000		34,383,000
Total loans individually evaluated for impairment	2,518,000		6,914,000
Total commercial loans	37,296,000		41,297,000	[1]
Purchase credit impaired loans - recorded investment	1,715,000
Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percent of total commercial loans	100.00%		100.00%
Allowance for loan losses	85,585,000		96,245,000	[1]
Total loans collectively evaluated for impairment	10,189,170,000		8,902,889,000
Total loans individually evaluated for impairment	55,128,000		108,043,000
Total commercial loans	10,285,003,000		9,010,932,000	[1]
Allowance - collectively evaluated for impairment	76,508,000		80,350,000
Allowance - individually evaluated for impairment	5,969,000		15,895,000
Allowance - purchased credit impaired loans	3,108,000
Percent of loan collectively evaluated for impairment	99.00%		99.00%
Percent of loan individually evaluated for impairment	1.00%		1.00%
Purchase credit impaired loans - recorded investment	40,705,000
Percent of loan purchased-credit impaired	0.00%
Commercial Loan P D Grade One [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	450,661,000		239,141,000
Percent of total commercial loans	4.00%		3.00%
Allowance for loan losses	70,000		85,000
Commercial Loan P D Grade One [Member] | General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	450,465,000		239,141,000
Commercial Loan P D Grade One [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0		0
Commercial Loan P D Grade One [Member] | TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0	[2]	0	[2]
Commercial Loan P D Grade One [Member] | Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	136,000		0
Commercial Loan P D Grade One [Member] | Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	60,000		0
Commercial Loan P D Grade Two [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	436,525,000		219,536,000
Percent of total commercial loans	4.00%		2.00%
Allowance for loan losses	130,000		80,000
Commercial Loan P D Grade Two [Member] | General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	434,945,000		216,173,000
Commercial Loan P D Grade Two [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0		0
Commercial Loan P D Grade Two [Member] | TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0	[2]	0	[2]
Commercial Loan P D Grade Two [Member] | Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	1,344,000		3,363,000
Commercial Loan P D Grade Two [Member] | Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	236,000		0
Commercial Loan P D Grade Three [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	774,636,000		225,046,000
Percent of total commercial loans	8.00%		2.00%
Allowance for loan losses	201,000		206,000
Commercial Loan P D Grade Three [Member] | General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	566,364,000		224,224,000
Commercial Loan P D Grade Three [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	134,230,000		0
Commercial Loan P D Grade Three [Member] | TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0	[2]	0	[2]
Commercial Loan P D Grade Three [Member] | Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	73,812,000		739,000
Commercial Loan P D Grade Three [Member] | Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	230,000		83,000
Commercial Loan P D Grade Four [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	836,944,000		334,641,000
Percent of total commercial loans	8.00%		4.00%
Allowance for loan losses	408,000		410,000
Commercial Loan P D Grade Four [Member] | General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	589,341,000		321,423,000
Commercial Loan P D Grade Four [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	202,287,000		0
Commercial Loan P D Grade Four [Member] | TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0	[2]	0	[2]
Commercial Loan P D Grade Four [Member] | Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	45,084,000		13,005,000
Commercial Loan P D Grade Four [Member] | Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	232,000		213,000
Commercial Loan P D Grade Five [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	1,288,533,000		863,803,000
Percent of total commercial loans	13.00%		10.00%
Allowance for loan losses	2,372,000		1,331,000
Commercial Loan P D Grade Five [Member] | General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	821,012,000		821,158,000
Commercial Loan P D Grade Five [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	247,058,000		0
Commercial Loan P D Grade Five [Member] | TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0	[2]	0	[2]
Commercial Loan P D Grade Five [Member] | Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	216,628,000		42,420,000
Commercial Loan P D Grade Five [Member] | Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	3,835,000		225,000
Commercial Loan P D Grade Six [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	1,657,447,000		1,212,356,000
Percent of total commercial loans	16.00%		13.00%
Allowance for loan losses	5,286,000		1,643,000
Commercial Loan P D Grade Six [Member] | General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	1,162,551,000		876,982,000
Commercial Loan P D Grade Six [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	314,671,000		96,287,000
Commercial Loan P D Grade Six [Member] | TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0	[2]	0	[2]
Commercial Loan P D Grade Six [Member] | Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	175,007,000		229,098,000
Commercial Loan P D Grade Six [Member] | Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	5,218,000		9,989,000
Commercial Loan P D Grade Seven [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	1,714,273,000		1,530,885,000
Percent of total commercial loans	17.00%		17.00%
Allowance for loan losses	8,517,000		2,578,000
Commercial Loan P D Grade Seven [Member] | General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	1,325,968,000		1,135,378,000
Commercial Loan P D Grade Seven [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	157,410,000		172,236,000
Commercial Loan P D Grade Seven [Member] | TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0	[2]	0	[2]
Commercial Loan P D Grade Seven [Member] | Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	224,226,000		216,744,000
Commercial Loan P D Grade Seven [Member] | Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	6,669,000		6,527,000
Commercial Loan P D Grade Eight [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	950,191,000		1,467,589,000
Percent of total commercial loans	9.00%		16.00%
Allowance for loan losses	9,307,000		4,426,000
Commercial Loan P D Grade Eight [Member] | General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	699,334,000		953,398,000
Commercial Loan P D Grade Eight [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	42,730,000		295,436,000
Commercial Loan P D Grade Eight [Member] | TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0	[2]	0	[2]
Commercial Loan P D Grade Eight [Member] | Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	200,463,000		218,619,000
Commercial Loan P D Grade Eight [Member] | Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	7,664,000		136,000
Commercial Loan P D Grade Nine [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	709,592,000		962,969,000
Percent of total commercial loans	7.00%		11.00%
Allowance for loan losses	8,901,000		8,381,000
Commercial Loan P D Grade Nine [Member] | General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	531,979,000		683,223,000
Commercial Loan P D Grade Nine [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	58,997,000		167,533,000
Commercial Loan P D Grade Nine [Member] | TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0	[2]	0	[2]
Commercial Loan P D Grade Nine [Member] | Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	117,782,000		111,260,000
Commercial Loan P D Grade Nine [Member] | Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	834,000		953,000
Commercial Loan P D Grade Ten [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	289,201,000		518,077,000
Percent of total commercial loans	3.00%		6.00%
Allowance for loan losses	4,806,000		7,276,000
Commercial Loan P D Grade Ten [Member] | General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	244,574,000		402,532,000
Commercial Loan P D Grade Ten [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	5,635,000		48,802,000
Commercial Loan P D Grade Ten [Member] | TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0	[2]	0	[2]
Commercial Loan P D Grade Ten [Member] | Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	38,253,000		64,893,000
Commercial Loan P D Grade Ten [Member] | Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	739,000		1,850,000
Commercial Loan P D Grade Eleven [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	320,590,000		429,487,000
Percent of total commercial loans	3.00%		5.00%
Allowance for loan losses	6,887,000		9,687,000
Commercial Loan P D Grade Eleven [Member] | General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	287,940,000		387,907,000
Commercial Loan P D Grade Eleven [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0		10,169,000
Commercial Loan P D Grade Eleven [Member] | TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0	[2]	0	[2]
Commercial Loan P D Grade Eleven [Member] | Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	31,712,000		29,774,000
Commercial Loan P D Grade Eleven [Member] | Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	938,000		1,637,000
Commercial Loan P D Grade Twelve [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	147,922,000		166,870,000
Percent of total commercial loans	1.00%		2.00%
Allowance for loan losses	4,622,000		2,488,000
Commercial Loan P D Grade Twelve [Member] | General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	117,431,000		129,741,000
Commercial Loan P D Grade Twelve [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0		0
Commercial Loan P D Grade Twelve [Member] | TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0	[2]	0	[2]
Commercial Loan P D Grade Twelve [Member] | Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	29,453,000		32,796,000
Commercial Loan P D Grade Twelve [Member] | Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	1,038,000		4,333,000
Commercial Loan P D Grade Thirteen [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	421,004,000		514,950,000
Percent of total commercial loans	4.00%		6.00%
Allowance for loan losses	3,590,000		9,047,000
Commercial Loan P D Grade Thirteen [Member] | General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	87,840,000		163,458,000
Commercial Loan P D Grade Thirteen [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0		0
Commercial Loan P D Grade Thirteen [Member] | TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	325,882,000	[2]	331,940,000	[2]
Commercial Loan P D Grade Thirteen [Member] | Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	6,116,000		16,666,000
Commercial Loan P D Grade Thirteen [Member] | Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	1,166,000		2,886,000
Commercial Loan P D Grade Fourteen Fifteen Sixteen [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	191,651,000		217,539,000
Percent of total commercial loans	2.00%		2.00%
Allowance for loan losses	21,411,000		32,712,000
Commercial Loan P D Grade Fourteen Fifteen Sixteen [Member] | General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	157,868,000		154,860,000
Commercial Loan P D Grade Fourteen Fifteen Sixteen [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0		146,000
Commercial Loan P D Grade Fourteen Fifteen Sixteen [Member] | TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0	[2]	4,103,000	[2]
Commercial Loan P D Grade Fourteen Fifteen Sixteen [Member] | Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	29,579,000		52,879,000
Commercial Loan P D Grade Fourteen Fifteen Sixteen [Member] | Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	$ 4,204,000		$ 5,551,000

[1]	December 31, 2013 table excludes PCI loans amounting to $45.9 million ($.8 million of allowance).
[2]

Balances as of December 31, 2014 and 2013, presented net of $26.2 million and $29.4 million, respectively, in lower of cost or market (“LOCOM”) valuation allowance. Based on the underlying structure of the notes, the highest possible internal grade is "13".